Note 19 - Other Charges	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
Note
19
- Other Charges

Other charges are comprised of acquisition-related costs and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, brokerage services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Acquisition-related costs	3,778	3,471	3,019
Restructuring plans	20	523	436
	3,798	3,994	3,455

Fiscal
2018
Restructuring Plan

In the
third
quarter of fiscal
2018,
management approved and began to implement the fiscal
2018
restructuring plan to reduce operating expenses and increase operating margins. To date,
$0.5
million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. This plan is complete with a nominal amount of further expected costs.

The following table shows the changes in the restructuring provision for the fiscal
2018
restructuring plan.

Workforce Reduction
Balance at January 31, 2017	-
Accruals and adjustments	456
Cash draw downs	(211)
Balance at January 31, 2018	245
Accruals and adjustments	4
Cash draw downs	(249)
Balance at January 31, 2019	-